Income Taxes - Schedule of Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
United States	$ (13,318)	$ (32,730)	$ (22,182)
Foreign	(3,340)	(5,581)	(5,760)
Loss before income taxes	$ (16,658)	$ (38,311)	$ (27,942)